Offerings - Offering: 1	May 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	2.6175
Maximum Aggregate Offering Price	$ 1,308,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 180.74
Offering Note	(1) (a) This Registration Statement on Form S-8 ("Registration Statement") covers 500,000 additional shares of common stock, $0.01 par value per share, of Art's-Way Manufacturing Co., Inc. ("Shares") reserved for issuance under the Art's-Way Manufacturing Co., Inc. 2020 Equity Incentive Plan, as amended (the "2020 Plan"). An aggregate of 598,015 Shares issuable under the 2020 Plan had been previously registered pursuant to Registration Statements No. 333-173914 and 333-238469. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended ("Securities Act"), this Registration Statement shall also cover any additional Shares that may become issuable under the 2020 Plan by reason of any stock dividend, stock split, or other similar transaction affecting the Shares. (b) The Proposed Maximum Offering Price Per Unit for the 2020 Plan is estimated pursuant to Rule 457(c) and 457(h) under the Securities Act solely for the purpose of computing the registration fee, based on the average of the high and low prices reported for the Registrant's Shares on the Nasdaq Capital Market on May 6, 2026.